united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares		Fair Value
	COMMON STOCK - 74.1%
	AEROSPACE/DEFENSE - 2.3%
156	Boeing Co.	$ 30,849
154	General Dynamics Corp.	30,508
272	Harris Corp.	29,670
823	HEICO Corp. ^	59,124
128	Lockheed Martin Corp.	35,534
303	Rockwell Collins, Inc.	31,839
1,094	TransDigm Group, Inc. ^	294,144
		511,668
	AGRICULTURE - 2.6%
1,849	Philip Morris International, Inc.	217,165
17,600	Vector Group Ltd.	375,232
		592,397
	AIRLINES - 0.5%
4,858	JetBlue Airways Corp. *	110,908

	APPAREL - 1.7%
2,817	Canada Goose Holdings, Inc. *	55,636
11,400	Skechers U.S.A., Inc. *	336,300
		391,936
	AUTO MANUFACTURERS - 0.3%
482	Ferrari NV	41,462
51	Tesla, Inc. *	18,442
		59,904
	AUTO PARTS & EQUIPMENT- 3.2%
3,200	Cie Generale des Etablissements Michelin	85,344
3,100	Cooper Tire & Rubber Co.	111,910
276	Dorman Products, Inc. *	22,845
14,000	Goodyear Tire $ Rubber Co.	489,440
		709,539
	BANKS - 1.6%
625	Ameris Bancorp	30,125
122	Credicorp Ltd.	21,886
234	First Republic Bank	23,423
342	HDFC Bank Ltd.	29,744
668	Independent Bank Group, Inc.	39,746
223	Peapack Gladstone Financial Corp.	6,978
940	Signature Bank * ^	134,918
300	State Street Corp.	26,919
1,111	TriState Capital Holdings, Inc. *	27,997
377	Walker & Dunlop, Inc. *	18,409
		360,145
	BIOTECHNOLOGY - 1.2%
341	BioMarin Pharmaceutical, Inc. * ^	30,970
253	Charles River Laboratories International, Inc. *	25,591
1,167	Puma Biotechnology, Inc. *	101,996
1,618	Ultragenyx Pharmaceutical, Inc. * ^	100,494
		259,051
	BUILDING MATERIALS - 0.2%
140	Lennox International, Inc.	25,710
195	US Concrete, Inc. *	15,317
		41,027
	CHEMICALS - 0.1%
204	Albemarle Corp	21,530

	COMMERCIAL SERVICES - 1.7%
308	Advisory Board Co. * ^	15,862
417	Bright Horizons Family Solutions, Inc. *	32,197
274	Grand Canyon Education, Inc. *	21,484
912	IHS Markit Ltd. * ^	40,165
292	INC Research Holdings, Inc. *	17,082
268	New Oriental Education & Technology Group, Inc. *	18,891
3,190	Paylocity Holding Corp. *	144,124
870	Rollins, Inc.	35,418
188	TAL Education Group	22,994
714	TransUnion *	30,923
		379,140
	COMPUTERS - 0.6%
813	Electronics For Imaging, Inc. *	38,520
464	EPAM Systems, Inc. * ^	39,018
829	Globant SA * ^	36,012
158	Lumentum Holdings, Inc. *	9,014
102	Stratasys Ltd. *	2,377
		124,941

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Fair Value
	DISTRIBUTION/WHOLESALE - 0.8%
1,873	H&E Equipment Services, Inc. ^	$ 38,228
1,247	LKQ Corp. * ^	41,089
200	Pool Corp.	23,514
1,511	SiteOne Landscape Supply, Inc. *	78,663
		181,494
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
736	Affiliated Managers Group, Inc. * ^	122,073
68	BlackRock, Inc.	28,724
714	FNF Group	32,009
476	Houlihan Lokey, Inc.	16,612
7,850	Interactive Brokers Group, Inc.	293,747
308	Mastercard, Inc.	37,407
360	Raymond James Financial, Inc.	28,879
396	Visa, Inc.	37,137
214	Virtus Investment Partners, Inc. ^	23,743
1,533	WageWorks, Inc. * ^	103,018
		723,349
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
119	Universal Display Corp.	13,001

	ELECTRONICS - 0.6%
526	Amphenol Corp.	38,829
115	Coherent, Inc. *	25,874
5,313	GoPro, Inc. *	43,195
58	Mettler-Toledo International, Inc. *	34,135
		142,033
	ENGINEERING & CONSTRUCTION - 0.1%
1,500	IES Holdings, Inc. *	27,225

	ENTERTAINMENT - 3.5%
11,307	Eldorado Resorts, Inc. *	226,140
3,251	International Game Technology PLC	59,493
184	Marriot Vacations Worldwide Corp.	21,666
13,301	Penn National Gaming, Inc. *	284,641
1,000	Pinnacle Entertainment, Inc. *	19,760
8,620	SeaWorld Entertainment, Inc.	140,248
189	Vail Resorts, Inc.	38,335
		790,283
	ENVIRONMENTAL CONTROL - 1.1%
227	MSA Safety, Inc.	18,426
3,435	Waste Connections, Inc. ^	221,250
		239,676
	FOOD - 2.3%
3,296	Hain Celestial Group, Inc. *	127,951
357	Lamb Weston Holdings, Inc.	15,722
444	Pinnacle Foods, Inc.	26,374
175	Sanderson Farms, Inc.	20,239
5,232	Tyson Foods, Inc.	327,680
		517,966
	HEALTHCARE-PRODUCTS - 1.7%
138	Abiomed, Inc. *	19,775
182	Align Technology, Inc. *	27,322
114	Cooper Cos., Inc.	27,294
168	Henry Schein, Inc. *	30,747
268	IDEXX Laboratories, Inc. *	43,260
3,852	Insulet Corp. * ^	197,646
570	Merit Medical Systems, Inc. *	21,746
292	NuVasive, Inc. *	22,461
		390,251

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Fair Value
	HEALTHCARE-SERVICES - 0.8%
117	Humana, Inc.	$ 28,152
227	Icon PLC *	22,198
310	Quintiles IMS Holdings, Inc. *	27,745
136	UnitedHealth Group, Inc.	25,217
1,086	US Physical Therapy, Inc. ^	65,594
		168,906
	HOME BUILDERS - 0.1%
364	Installed Building Products, Inc. *	19,274

	HOUSEWARES - 0.1%
476	Toro Co.	32,982

	INSURANCE - 0.8%
465	Essent Group Ltd. *	17,270
1,269	Greenlight Capital Re Ltd. * ^	26,522
404	Marsh & McLennan Cos., Inc.	31,496
244	Reinsurance Group of America, Inc.	31,327
580	Torchmark Corp.	44,370
186	Willis Towers Watson PLC	27,056
		178,041
	INTERNET - 13.0%
336	51job, Inc. *	15,029
1,313	Alibaba Group Holding Ltd. - ADR * ^	185,002
187	Alphabet, Inc. - Cl A* ^	173,850
737	Alphabet, Inc. - Cl C * ^	669,734
124	Amazon.com, Inc. * ^	120,032
1,395	Baidu, Inc. - ADR * ^	249,510
412	CDW Corp.	25,762
12,996	Chegg, Inc. *	159,721
2,970	Expedia, Inc.	442,381
845	Facebook, Inc. * ^	127,578
81	MercadoLibre, Inc.	20,321
114	Netflix, Inc. *	17,033
19	Priceline Group, Inc. *	35,540
1,810	Stamps.com, Inc. * ^	280,324
3,062	Trade Desk, Inc. *	153,437
3,003	Wayfair, Inc. * ^	230,871
449	Zillow Group, Inc. *	22,005
		2,928,130
	IRON/STEEL - 0.4%
12,300	Cliffs Natural Resources, Inc. *	85,116

	LEISURE TIME - 1.7%
2,469	Camping World Holdings, Inc.	76,169
444	Fox Factory Holding Corp. *	15,806
4,094	Norwegian Cruise Line Holdings Ltd. * ^	222,263
3,015	Planet Fitness, Inc. * ^	70,370
		384,608
	LODGING - 4.2%
2,438	Boyd Gaming Corp. *	60,487
248	China Lodging Group Ltd. - ADR *	20,009
21,712	Extended Stay America, Inc.	420,344
8,354	La Quinta Holdings, Inc. *	123,388
344	Marriott International, Inc.	34,507
12,358	Melco Resorts & Entertainment Ltd.	277,437
		936,172
	MACHINERY-DIVERSIFIED - 1.5%
244	Cognex Corp.	20,716
9,000	Gencor Industries, Inc. *	145,800
1,151	Middleby Corp. * ^	178,377
		344,893

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Fair Value
	MEDIA - 5.5%
62	Charter Communications, Inc. *	$ 20,885
606	Comcast Corp.	23,585
8,350	Liberty Global PLC *	260,353
2,024	Liberty Media Corp.-Liberty SiriusXM *	84,401
9,920	Nexstar Media Group, Inc.	593,216
12,060	World Wrestling Entertainment, Inc. ^	245,662
		1,228,102
	MISCELLANEOUS MANUFACTURING - 0.2%
404	Barnes Group, Inc.	23,646
93	Proto Labs, Inc. *	6,254
255	Ingersoll-Rand PLC	23,304
		53,204
	OIL & GAS SERVICES - 0.1%
301	Apache Corp.	14,427

	PACKAGING & CONTAINERS - 0.8%
3,800	Ball Corp.	160,398
385	Berry Global Group, Inc. *	21,949
		182,347
	PHARMACEUTICALS - 2.2%
4,655	ACADIA Pharmaceuticals, Inc. * ^	129,828
534	Aerie Pharmaceuticals, Inc. * ^	28,062
482	Catalent, Inc. *	16,918
3,513	Diplomat Pharmacy, Inc. * ^	51,992
4,104	Portola Pharmaceuticals, Inc. *	230,522
301	PRA Health Sciences, Inc. *	22,578
290	Supernus Pharmaceuticals, Inc. *	12,499
		492,399
	REAL ESTATE - 0.9%
3,000	FirstService Corp. ^	191,940

	RETAIL - 3.0%
1,033	Chuy's Holdings, Inc. * ^	24,172
294	Dave & Buster's Entertainment, Inc. *	19,554
153	Domino's Pizza, Inc.	32,364
8,650	Fiesta Restaurant Group, Inc. *	178,622
4,590	Francesca's Holdings Corp. * ^	50,215
2,529	Gap, Inc.	55,613
246	Home Depot, Inc.	37,736
840	L Brands, Inc.	45,268
1,461	Lululemon Athletica, Inc. *	87,178
1,242	Ollie's Bargain Outlet Holdings, Inc. * ^	52,909
465	Restaurant Brands International, Inc.	29,081
102	Ulta Beauty, Inc. *	29,309
500	Yum! Brands, Inc.	36,880
		678,901
	SAVINGS & LOANS - 0.5%
4,681	BofI Holding, Inc. * ^	111,033

	SEMICONDUCTORS - 2.0%
285	ASML Holding NV	37,138
111	Broadcom Ltd.	25,869
259	Impinj, Inc. *	12,600
799	IPG Photonics Corp. * ^	115,935
214	Lam Research Corp.	30,266
2,835	MACOM Technology Solutions Holdings, Inc. * ^	158,108
598	MaxLinear, Inc. *	16,678
313	Microchip Technology, Inc.	24,157
230	Monolithic Power Systems, Inc.	22,172
		442,923

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Fair Value
	SOFTWARE - 5.5%
1,170	2U, Inc. * ^	$ 54,896
1,733	Activision Blizzard, Inc. ^	99,769
244	Adobe Systems, Inc. *	34,511
184	Blackbaud, Inc.	15,778
470	Broadridge Financial Solutions, Inc.	35,513
714	Callidus Software, Inc. *	17,279
1,267	Cotiviti Holdings, Inc. *	47,056
2,818	Ebix, Inc.	151,890
4,270	Everbridge, Inc. *	104,017
276	Fiserv, Inc. *	33,766
921	HubSpot, Inc. *	60,556
353	Jack Henry & Associates, Inc.	36,666
213	Medidata Solutions, Inc. *	16,657
219	MSCI, Inc.	22,555
410	NetEase, Inc.	123,258
417	Omnicell, Inc. *	17,973
226	Paycom Software, Inc. *	15,461
370	Pegasystems, Inc.	21,589
181	RealPage, Inc. * ^	6,507
213	ServiceNow, Inc. *	22,578
94	SPS Commerce, Inc. * ^	5,993
793	Ultimate Software Group, Inc. * ^	166,578
360	Veeva Systems, Inc. *	22,072
27,968	Zynga, Inc. *	101,803
		1,234,721
	TELECOMMUNICATIONS - 0.4%
120	Arista Networks, Inc. *	17,975
1,604	GTT Communications, Inc. *	50,766
700	Netgear, Inc. *	30,170
		98,911
	TEXTILES - 0.1%
123	Mohawk Industries, Inc. *	29,728

	TRANSPORTATION - 0.9%
339	Canadian National Railway Co.	27,476
123	FedEx Corp.	26,731
2,249	XPO Logistics, Inc. * ^	145,353
		199,560

	TOTAL COMMON STOCK (Cost - $13,705,782)	16,623,782

	EXCHANGE-TRADED FUNDS (ETFs) - 2.4%
	EQUITY FUNDS - 2.4%
3,144	Global X MSCI Greece ETF	31,786
2,909	Guggenheim Shipping ETF	34,384
1,545	Guggenheim Solar ETF	30,730
2,353	iShares MSCI Austria Capped ETF	49,978
1,854	iShares MSCI France ETF	53,321
1,709	iShares MSCI Germany ETF	51,731
2,569	iShares MSCI Hong Kong ETF	60,192
1,959	iShares MSCI Netherlands ETF	56,674
1,308	iShares MSCI Taiwan Capped ETF	46,774
730	iShares MSCI Turkey ETF	30,302
2,536	VanEck Vectors Vietnam ETF	37,863
1,931	WisdomTree India Earnings Fund	47,329
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $485,943)	531,064

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.2%
282	American Tower Corp.	37,314
253	CoreSite Realty Corp.	26,193
320	EastGroup Properties, Inc.	26,816
765	NexPoint Residential Trust, Inc.	19,041
6,109	RLJ Lodging Trust	121,386
909	Terreno Realty Corp.	30,597
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost - $252,273)	261,347

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Contracts ++			Expiration
	PURCHASED OPTIONS - 1.7% *
100	Chicago Board Options Exchange Call @ 15.00		7/19/2017	$ 4,500
36	Dominion Diamond Corp. Call @ 12.50		7/21/2017	1,620
8	Hain Celestial Group, Inc. Call @ 35.00		7/21/2017	3,280
156	Sears Holdings Corp. Put @ 10.00		1/19/2018	77,220
129	Sears Holdings Corp. Put @ 20.00		1/19/2018	181,245
21	Sears Holdings Corp. Put @ 13.00		1/19/2018	15,487
6	Sears Holdings Corp. Put @ 25.00		1/18/2019	11,715
6	Sears Holdings Corp. Put @ 27.00		6/15/2018	13,035
6	Sears Holdings Corp. Put @ 30.00		1/19/2018	14,295
6	Snap, Inc. Put @40.00		1/18/2019	14,520
48	Square, Inc. Put @ 8.00		1/19/2018	240
3	Square, Inc. Put @ 25.00		1/19/2018	1,185
18	Tyson Foods, Inc. Call @ 65.00		8/18/2017	2,700
133	Valeant Pharmaceuticals International, Inc. Put @ 5.00		1/19/2018	931
111	Valeant Pharmaceuticals International, Inc. Put @ 10.00		1/19/2018	5,439
39	Valeant Pharmaceuticals International, Inc. Put @ 15.00		1/19/2018	7,605
7	Valeant Pharmaceuticals International, Inc. Put @ 45.00		1/19/2018	19,513
	TOTAL (Cost $359,466)			374,530

Shares				Fair Value
	SHORT-TERM INVESTMENT - 32.2%
	MONEY MARKET FUND - 32.2%
7,226,748	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.39% + ^
	TOTAL SHORT-TERM INVESTMENT (Cost - $7,226,748)			$ 7,226,748

	TOTAL INVESTMENTS - 111.6% (Cost - $22,030,212) (a)			$ 25,017,471
	OPTION CONTRACTS WRITTEN (Premiums Received - $2,090) - (0.0)%			(3,100)
	FUTURE CONTRACTS - 0.00%			(4,290)
	SECURITIES SOLD SHORT (Proceeds - $6,741,497) - (30.0)%			(6,736,119)
	OTHER ASSETS LESS LIABILITIES - 18.4%			4,171,517
	NET ASSETS - 100.0%			$ 22,445,479

Contracts ++		Notional	Expiration Date	Unrealized Depreciation
	FUTURE CONTRACTS- (0.0)% *
3	NASDAQ 100 E-Mini	$ 339,165	9/1/2017	$ (1,905)
3	Russell 2000 Mini	212,145	9/1/2017	(705)
3	S&P500 E-Mini	363,135	9/1/2017	(740)
2	S&P Mid 400 E-Mini	349,220	9/1/2017	(940)
				(4,290)

				Fair Value
	SCHEDULE OF OPTIONS WRITTEN - (0.0)% *
8	Hain Celestial Group, Inc. Call @ 37.00		7/21/2017	1,840
18	Tyson Foods, Inc. Put @ 57.50		8/18/2017	1,260
	TOTAL (Premiums received $2,090)			$ 3,100

Shares
	SECURITIES SOLD SHORT - (30.0)% *
	COMMON STOCK - (27.0)%
	AIRLINES - (0.2)%
921	Spirit Airlines, Inc. *			$ 47,570

	APPAREL - (0.8)%
201	Ralph Lauren Corp.			14,834
2,868	VF Corp.			165,197
				180,031
	AUTO PARTS & EQUIPMENT - (0.1)%
664	BorgWarner, Inc.			28,127

	BIOTECHNOLOGY - (0.8)%
367	AMAG Pharmaceuticals, Inc. *			6,753
1,055	Illumina, Inc. *			183,064
				189,817
	BUILDING MATERIALS - (1.1)%
8,403	NCI Building Systems, Inc. *			140,330
1,404	Patrick Industries, Inc. *			102,281
				242,611
	CHEMICALS - (0.4)%
596	International Flavors & Fragrances, Inc.			80,460

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Fair Value
	COAL - 0.0%
667	Consol Energy, Inc. *	$ 9,965

	COMMERCIAL SERVICES - (0.7)%
57	Ambow Education Holding, Ltd. *	231
354	Cardtronics PLC *	11,632
10,263	Great Lakes Dredge & Dock Corp. *	44,131
2	Huron Consulting Group, Inc. *	86
276	Monro Muffler Brake, Inc.	11,523
281	RR Donnelley & Sons Co.	3,524
2,300	TriNet Group, Inc. *	75,302
		146,429
	COMPUTERS - (1.1)%
6,546	Nutanix, Inc. *	131,902
9,135	Pure Storage, Inc. *	117,019
		248,921
	DISTRIBUTION/WHOLESALE - (0.1)%
74	WW Grainger, Inc.	13,359

	DIVERSIFIED FINANCIAL SERVICES - (0.1)%
5,231	Och-Ziff Capital Management Group LLC	13,391

	ELECTRIC - (0.1)%
741	FirstEnergy Corp.	21,608

	ELECTRONICS - (0.9)%
385	Avnet, Inc.	14,969
9,886	Gentex Corp.	187,537
		202,506
	ENGINEERING & CONSTRUCTION - 0.0%
421	Chicago Bridge & Iron Co. NV	8,306

	ENERGY-ALTERNATE SOURCES - 0.0%
450	Green Plains, Inc.	9,248

	ENTERTAINMENT - (0.5)%
625	AMC Entertainment Holdings, Inc.	14,219
519	IMAX Corp. *	11,418
3,459	Red Rock Resorts, Inc.	81,459
		107,096
	FOOD - (1.2)%
7,755	Dean Foods Co.	131,835
3,500	Flowers Foods, Inc.	60,585
1,127	Kellogg Co.	78,281
		270,701
	HAND/MACHINE TOOLS - (0.6)%
825	Snap-on, Inc.	130,350

	HOME BUILDERS - (0.3)%
1,823	Winnebago Industries, Inc.	63,805

	INSURANCE - (0.8)%
2,227	HCI Group, Inc.	104,624
2,944	Universal Insurance Holdings Corp. ^	74,189
		178,813
	INTERNET - (1.6)%
2	GrubHub, Inc. *	85
230	Netflix, Inc. *	34,364
1,397	Shutterfly, Inc. *	66,358
1,184	Snap, Inc. *	21,040
2,160	Wayfair, Inc. *	166,061
361	Zillow Group, Inc. *	17,631
911	Zillow Group, Inc. *	44,648
		350,187
	LEISURE TIME - (2.3)%
1,236	Harley-Davidson, Inc.	66,769
720	LCI Industries	73,728
3,269	Polaris Industries, Inc.	301,500
3,600	Planet Fitness, Inc.	84,024
		526,021
	LODGING - (1.2)%
792	Hilton Worldwide Holdings, Inc.	48,985
1,821	Las Vegas Sands Corp.	116,344
820	Wynn Resorts Ltd.	109,978
		275,307

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Shares		Fair Value
	MACHINERY-CONSTRUCTION & MINING - (1.0)%
2,173	Caterpillar, Inc.	$ 233,511

	MEDIA - (0.4)%
15,849	Sirius XM Holdings, Inc.	86,694

	MISCELLANEUOS MANUFACTURING - (0.7)%
3,911	Actuant Corp.	96,211
2,100	American Outdoor Brands Corp. *	46,536
253	Carlisle Cos., Inc.	24,136
		166,883
	OIL & GAS SERVICES - (0.4)%
293	Antero Resources Corp. *	6,332
301	Apache Corp.	14,427
146	Carrizo Oil & Gas, Inc. *	2,543
509	Cenovus Energy, Inc.	3,751
1,053	Crescent Point Energy Corp.	8,055
267	Gulfport Energy Corp. *	3,938
494	Noble Energy, Inc.	13,980
152	Occidental Petroleum Corp.	9,100
165	Range Resources Corp.	3,823
571	MRC Global, Inc. *	9,433
290	Schlumberger Ltd.	19,094
541	Superior Energy Services, Inc. *	5,643
		100,119
	PHARMACEUTICALS - (1.8)%
289	Agios Pharmaceuticals, Inc. *	14,869
702	Depomed, Inc. *	7,539
312	Sucampo Pharmaceuticals, Inc. *	3,276
21,769	Valeant Pharmaceuticals International, Inc. *	376,604
		402,288
	RETAIL - (4.2)%
107	Advance Auto Parts, Inc.	12,475
460	Bed Bath & Beyond, Inc.	13,984
10,143	Bloomin' Brands, Inc.	215,336
86	Buffalo Wild Wings, Inc. *	10,896
622	Burlington Stores, Inc. *	57,218
121	Children's Place, Inc.	12,354
164	Costco Wholesale Corp.	26,229
788	CVS Health Corp.	63,402
320	Dick's Sporting Goods, Inc.	12,746
205	Dollar Tree, Inc. *	14,334
326	Domino's Pizza, Inc.	68,959
606	DSW, Inc.	10,726
1,348	Dunkin' Brands Group, Inc.	74,302
1,752	Five Below, Inc. *	86,496
727	Francesca's Holdings Corp. *	7,953
408	Hibbett Sports, Inc. *	8,466
783	La-Z-Boy, Inc.	25,448
70	O'Reilly Automotive, Inc. *	15,312
126	PetMed Express, Inc.	5,116
1,231	Ross Stores, Inc.	71,066
39	Sears Holdings Corp. *	346
93	Signet Jewelers Ltd.	5,881
130	Target Corp.	6,798
967	TJX Cos., Inc.	69,788
272	Tractor Supply Co.	14,745
506	Urban Outfitters, Inc. *	9,381
385	Walgreens Boots Alliance, Inc.	30,149
		949,906
	SAVINGS & LOANS - 0.0%
833	New York Community Bancorp, Inc.	10,937

	SOFTWARE - (1.7)%
233	Akamai Technologies, Inc. *	11,606
522	Box, Inc. *	9,521
1,900	Castlight Health, Inc. *	7,885
1,800	j2 Global, Inc.	153,162
5,800	RealPage, Inc. *	208,510
		390,684

	TELECOMMUNICATIONS - (0.8)%
3,440	NETGEAR, Inc. *	148,264
1,333	BT Group PLC	25,874
		174,138

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Fair Value
	TEXTILES - (0.8)%
5,800	Culp, Inc.	$ 188,500

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $6,094,999)	6,048,289

	EXCHANGE-TRADED FUNDS (ETFs) - (1.4)%
	EQUITY FUNDS (1.4)%
2,933	Consumer Staples Select Sector SPDR Fund	161,139
2,909	Guggenheim Shipping ETF	34,384
630	iShares Russell 2000 ETF	88,780
1,005	iShares U.S. Home Construction ETF	34,110
		318,413

	TOTAL EXCHANGE-TRADED FUNDS (ETFs) SOLD SHORT (Proceeds - $309,313)	318,413

	EXCHANGE-TRADED NOTES (ETNs) - (0.0)%
	EQUITY FUNDS (0.0)%
263	iPATH S&P 500 VIX Short-Term Futures ETN *	3,356

	TOTAL EXCHANGE-TRADED NOTES (ETNs) SOLD SHORT (Proceeds - $6,824)	3,356

	REAL ESTATE INVESTMENT TRUSTS (REITs) - (1.6)%
713	DDR Corp.	6,467
1,200	Digital Realty Trust, Inc.	135,540
285	Equinox, Inc.	122,311
166	Macerich Co.	9,638
367	Pennsylvania Real Estate Investment Trust	4,154
1,667	Retail Properties of America, Inc.	20,354
2,726	Summit Hotel Properties, Inc.	50,840
645	Tanger Factory Outlet Centers, Inc.	16,757
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Proceeds - $330,361)	366,061

	TOTAL SECURTIES SOLD SHORT (Proceeds - $6,741,497)	$ 6,736,119

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
PLC - Public Limited Company
REITS - Real Estate Investment Trusts
* Non-income producing security.
^ All or part of the security was held as collateral for securities sold short as of June 30, 2017.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
++ Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $15,762,269 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 3,592,392
	Unrealized depreciation	(600,764)
	Net unrealized appreciation	$ 2,991,628

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investment. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisors to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 16,623,782	$ -	$ -	$ 16,623,782
Exchange Traded Funds	531,064	-	-	531,064
Purchase Options	374,530	-	-	374,530
Real Estate Investment Trusts	261,347	-	-	261,347
Short-Term Investments	7,226,748	-	-	7,226,748
Total Investments	$ 25,017,471	$ -	$ -	$ 25,017,471
Liabilities
Call Options Written	$ 3,100	$ -	$ -	$ 3,100
Future Contracts		4,290		4,290
Securities Sold Short
Common Stock	6,048,289	-	-	6,048,289
Exchange Traded Funds	318,413	-	-	318,413
Exchange Traded Notes	3,356	-	-	3,356
Real Estate Investment Trusts	366,061	-	-	366,061
Total Liabilities	$ 6,739,219	$ 4,290	$ -	$ 6,743,509
The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2017, the amount of appreciation on option contracts subject to equity contracts risk exposure amounted to $15,064 for purchased options and $1,010 for written options.

The value of the options disclosed in the Portfolio of Investments at June 30, 2017 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Principal Executive Officer

Date 8/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Principal Executive Officer

Date 8/21/2017